Equity - Transactions on Schemes - Additional Information (Detail) pure in Millions	Jun. 30, 2018 GBP (£)
Disclosure of reserves within equity [abstract]
Number of executive share options exercisable	4.4
Exercise price of executive share options exercisable	£ 16.21